Taxation	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Taxation
TAXATION

	US Dollars
Figures in millions	2019	2018	2017

Balance at beginning of year	54	50	97
Refunds during the year	7	5	14
Payments during the year	(228)	(171)	(174)
Taxation of items included in the income statement	298	242	190
Offset of VAT and other taxes	(50)	(63)	(78)
Transfer from tax receivable relating to North America	(10)	—	—
Translation	(9)	(9)	1
Balance at end of year	62	54	50
Included in the statement of financial position as follows:
Taxation asset included in trade and other receivables	(10)	(6)	(3)
Taxation liability	72	60	53
	62	54	50